Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents.
Cash and cash equivalents	€ 156,402	€ 167,612	€ 187,524	€ 139,442	€ 67,878	€ 75,838